Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
NET INCOME	$ 20,562	$ 15,059	$ 9,612
Other comprehensive loss:
Foreign currency translation adjustment, net of income tax (recovery) expense of ($797) for the year ended January 31, 2016 (January 31, 2015 – $445; January 31, 2014 – $562)	(9,640)	(24,123)	(2,958)
Unrealized loss on marketable securities (Note 4)	(28)
Total other comprehensive loss	(9,668)	(24,123)	(2,958)
COMPREHENSIVE INCOME (LOSS)	$ 10,894	$ (9,064)	$ 6,654